Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 106	$ 104
Deferral on new transactions	191	311
Recognised in the income statement during the year:	(192)	(308)
– amortisation	(112)	(177)
– subsequent to unobservable inputs becoming observable	(3)	(4)
– maturity, termination or offsetting derivative	(77)	(127)
Exchange differences	(8)	(1)
Unamortised balance at end of period	$ 97	$ 106